Shareholder Report, Average Annual Return (Details) 194405_Horizon Kinetics Blockchain Development ETF_TF_TSR Annual {TF}	12 Months Ended	41 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Horizon Kinetics Blockchain Development ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Blockchain Development ETF NAV
Average Annual Return, Percent	11.11%	6.82%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	17.76%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	21.14%	21.21%